INFORMATION ABOUT SEGMENTS & GEOGRAPHIC AREAS - Revenues and long-lived assets by Geography (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($)
Disaggregated by revenue
Revenues	₽ 800,125	$ 8,921.2	₽ 521,699	₽ 356,171
Long-lived assets:
Total long-lived assets	432,688		353,541	291,841	$ 4,824.4
Russia
Long-lived assets:
Total long-lived assets	398,654		339,570	279,934	4,444.9
Rest of the world
Long-lived assets:
Total long-lived assets	₽ 34,034		₽ 13,971	₽ 11,907	$ 379.5